Related Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended	6 Months Ended
	Feb. 28, 2021	Mar. 31, 2021	Jun. 30, 2021	Jan. 19, 2021
Stock shares issued during the period for services value		$ 12,500
Due from related party			$ 600
Private Placement [Member]
Lock in period of shares			30 days
Sponsor [Member]
Debt instrument face value			$ 300,000	$ 300,000
Founder shares [Member]
Stock shares issued during the period for services shares			10,000,000
Stock shares issued during the period for services value			$ 25,000
Common Class A [Member] | Triggering Events Stock Trading Price One [Member]
Conversion of share, price per share			$ 30.00
Common Class A [Member] | Triggering Events Stock Trading Price Two [Member]
Conversion of share, price per share			40.00
Common Class A [Member] | Triggering Events Stock Trading Price Three [Member]
Conversion of share, price per share			$ 50.00
Common Class A [Member] | Private Placement [Member]
Sale of Stock, Number of Shares Issued in Transaction			990,000
Sale of Stock, Price Per Share			$ 10.00
Sale of Stock, Consideration Received Per Transaction			$ 9,900,000
Common Class A [Member] | Forward Purchase Agreement [Member]
Sale of Stock, Number of Shares Issued in Transaction			2,500,000
Sale of Stock, Price Per Share			$ 10.00
Sale of Stock, Consideration Received Per Transaction			$ 25,000,000
Common Class B [Member]
Stock shares issued during the period for services shares		5,000,000	5,000,000
Stock shares issued during the period for services value		$ 500
Common Class K [Member]
Stock shares issued during the period for services shares			5,000,000
Class B Founder Shares [Member]
Stock shares issued during the period for services shares	240,000
Stock shares issued during the period for services value	$ 600
Percent of stock convertible			15.00%
Class K Founder Shares [Member]
Percent of stock convertible			30.00%